LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
LEASES

5. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

The Company leases a corporate office facility under an operating lease which expires October 31, 2025. The Company entered into a sublease for this space during November 2023 for the remaining lease term. The incremental borrowing rate for this lease was 10%. During November 2023, the Company entered into a month-to-month lease for corporate office space.

During April 2023, the Company entered into a lease for corporate offices space which expires May 2025. The incremental borrowing rate for this lease was 7%

Finance leases

The Company historically leased medical equipment under various financing leases with stated interest rates ranging from 5.2% — 13.4% per annum which expire at various dates through 2026. Finance lease assets are included in assets held for sale as of December 31, 2023. On March 26, 2024, in relation to the sale of certain clinical assets, the Company paid the remaining principal amount due on its outstanding finance leases. As a result, there are no assets remaining under finance leases nor outstanding amounts due.

The condensed consolidated balance sheets include the following amounts for right-of-use (“ROU”) assets as of March 31, 2024, and December 31, 2023 (in thousands):

	March 31,	December 31,
	2024	2023
Operating	$537	$616

The following are the components of lease cost for operating and finance leases (in thousands). Finance lease costs are included in loss from discontinued operations in the consolidated statements of operations for the periods presented.

	Three Months Ended March 31,
	2024	2023
Lease cost:
Operating leases:
Amortization of ROU assets	$95	$77
Interest on lease liabilities	17	19
Total operating lease cost, included in general and administrative expenses	112	96
Finance leases:
Amortization of ROU assets	—	77
Interest on lease liabilities	8	14
Total finance lease cost, included in discontinued operations	8	91
Total lease cost	$120	$187

During the three months ended March 31, 2024, the Company incurred operating and finance lease principal payments of $90 thousand and $408 thousand, respectively, and $65 thousand and $163 thousand related to operating and finance lease principal payments, respectively, during the three months ended March 31, 2023.

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	March 31, 2024	March 31, 2023
Weighted average remaining lease term (years):
Operating leases	1.0	2.5
Finance leases	—	1.9
Weighted average discount rate (%):
Operating leases	9.9	5.6
Finance leases	—	9.2

Future minimum lease payments and related lease liabilities as of March 31,2024, were as follows (in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
Remainder of 2024	$323	$—	$323
2025	352	—	352
Total lease payments	675	—	675
Less: imputed interest	52	—	52
Present value of lease liabilities	623	—	623
Less: current portion of lease liabilities	388	—	388
Noncurrent lease liabilities	$235	$—	$235

Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance and real estate taxes.

5. LEASES

Under ASC 842, Leases, a contract is a lease, or contains a lease, if the contract conveys the right to control the use of identified property, plant, or equipment (an identified asset) for a period of time in exchange for consideration. To determine whether a contract conveys the right to control the use of an identified asset for a period of time, an entity shall assess whether, throughout the period of use, the entity has both of the following: (a) the right to obtain substantially all of the economic benefits from the use of the identified asset; and (b) the right to direct the use of the identified asset. The Company does not assume renewals in the determination of the lease term unless the renewals are deemed to be reasonably assured at lease commencement. Lease agreements generally do not contain material residual value guarantees or material restrictive covenants.

Leases with an initial term of 12 months or less are not recorded on the consolidated balance sheet; the Company recognizes lease expense for these leases on a straight-line basis over the lease term. As a practical expedient, the Company elected not to separate non-lease components for the corporate office facility (e.g., common-area maintenance costs) from lease components (e.g., fixed payments including rent) and instead to account for each separate lease component and its associated non-lease components as a single lease component.

Operating leases

The Company leases a corporate office facility under an operating lease which expires October 31, 2025. The Company entered into a sublease for this space during November 2023 for the remaining lease term. The incremental borrowing rate for this lease was 10%.  During November 2023, the Company entered into a month-to-month lease for corporate office space.

During April 2023, the Company entered into a lease for corporate offices space which expires May 2025.  The incremental borrowing rate for this lease was 7%.

Finance leases

The Company leases medical equipment under financing leases with stated interest rates ranging from 5.2% — 13.4% per annum which expire at various dates through 2026. The majority of assets subject to finance leases are included in assets held for sale as of December 31, 2023 and 2022.

The consolidated balance sheets include the following amounts for ROU assets as of December 31, 2023 and 2022 (stated in thousands):

	December 31,	December 31,
	2023	2022
Operating	$616	$672

The following are the components of lease cost for operating and finance leases (stated in thousands):

	Year Ended December 31,
	2023	2022
Lease cost:
Operating leases:
Amortization of ROU assets	$252	$309
Interest on lease liabilities	73	89
Total operating lease cost, included in general and administrative expenses	325	398
Finance leases:
Amortization of ROU assets	278	449
Interest on lease liabilities	45	81
Total finance lease cost, included in discontinued operations	323	530
Total lease cost	$648	$928

The following are the weighted average lease terms and discount rates for operating and finance leases:

	As of	As of
	December 31, 2023	December 31, 2022
Weighted average remaining lease term (years):
Operating leases	3.6	1.0
Finance leases	1.8	1.4
Weighted average discount rate (%):
Operating leases	9.9	10.0
Finance leases	8.0	7.6

The Company obtained operating lease ROU assets in exchange for lease liabilities of $42 thousand upon commencement of operating leases during the year ended December 31, 2023, and $79 thousand of finance ROU assets upon commencement of finance leases during the year ended December 31, 2022.

Future minimum lease payments and related lease liabilities as of December 31, 2023 were as follows (stated in thousands):

			Total
	Operating	Finance	Lease
	Leases	Leases	Liabilities
2024	$431	$268	$699
2025	352	153	505
2026	—	23	23
Total lease payments	783	444	1,227
Less: imputed interest	69	32	101
Present value of lease liabilities	714	412	1,126
Less: current portion of lease liabilities	377	244	621
Noncurrent lease liabilities	$337	$168	$505

Note: Future minimum lease payments exclude short-term leases as well as payments to landlords for variable common area maintenance, insurance, and real estate taxes.